EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

	For the year ended December 31,
	(in millions, except per share data)
	2011	2010	2009
Income (loss) from continuing operations attributable to Terex Corporation common stockholders	$38.6	$(215.5)	$(407.5)
Income (loss) from discontinued operations-net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations-net of tax	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation	$45.2	$358.5	$(398.4)
Basic shares:
Weighted average shares outstanding	109.5	108.7	102.6
Earnings per share – basic:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain (loss) on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)
Diluted shares:
Weighted average shares outstanding	109.5	108.7	102.6
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes	1.2	—	—
Diluted weighted average shares outstanding	110.7	108.7	102.6
Earnings per share – diluted:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)

The following table provides information to reconcile amounts reported on the Consolidated Statement of Income to amounts used to calculate earnings per share attributable to Terex Corporation common stockholders (in millions) for the year ended December 31:

Noncontrolling Interest Attributable to Common Stockholders

Attribution of noncontrolling interest:	2011	2010	2009
Noncontrolling interest attributable to Income (loss) from continuing operations	$4.5	$(4.0)	$(1.1)
Noncontrolling interest attributable to Income (loss) from discontinued operations	—	—	(1.2)
Total noncontrolling interest	$4.5	$(4.0)	$(2.3)

Reconciliation of amounts attributable to common stockholders:	2011	2010	2009
Income (loss) from continuing operations	$34.1	$(211.5)	$(406.4)
Noncontrolling interest attributed to income (loss) from continuing operations	4.5	(4.0)	(1.1)
Income (loss) from continuing operations attributable to common stockholders	$38.6	$(215.5)	$(407.5)

Weighted average options to purchase 189 thousand, 571 thousand and 522 thousand shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), were outstanding during 2011, 2010 and 2009, respectively, but were not included in the computation of diluted shares as the effect would be anti-dilutive.  Weighted average restricted stock awards of 234 thousand, 1.1 million and 64 thousand shares were outstanding during 2011, 2010 and 2009, respectively, but were not included in the computation of diluted shares because the effect would be anti-dilutive or performance targets were not yet achieved for awards contingent upon performance.  ASC 260, “Earnings per Share,” requires that employee stock options and non-vested restricted shares granted by the Company be treated as potential common shares outstanding in computing diluted earnings per share. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future services that the Company has not yet recognized and the amount of tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.  The Company includes the impact of pro forma deferred tax assets in determining the amount of tax benefits for potential windfalls and shortfalls (the differences between tax deductions and book expense) in this calculation.

The 4% Convertible Senior Subordinated Notes due 2015 (the “4% Convertible Notes”) described in Note M – “Long-Term Obligations” are dilutive to the extent the volume-weighted average price of the Common Stock for the period evaluated was greater than $16.25 per share and earnings from continuing operations were positive. The volume-weighted average price of the Common Stock was not greater than $16.25 per share for the year ended 2011 and therefore no shares were contingently issuable during this period. The number of shares that were contingently issuable for the 4% Convertible Notes during 2010 and 2009 was 4.4 million and 1.0 million, respectively, but were not included in the computation of diluted shares because the effect would have been anti-dilutive.